Note 12 - Government Assistance (Details Textual) - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Government Commitment Funding	$ 535,200		$ 3,535,200	$ 3,000,000
Income from government grants		$ 0	$ 2,149,092